Average Annual Total Returns{- Franklin Floating Rate Daily Access Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Floating Rate Daily Access Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Credit Suisse Leveraged Loan Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Credit Suisse Leveraged Loan Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Credit Suisse Leveraged Loan Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(6.26%)	2.09%	2.20%	(8.09%)	0.17%	0.39%	(3.73%)	0.78%	0.92%	(5.28%)	2.15%	2.04%	(3.65%)	2.95%	2.12%	[1]	(3.74%)	2.81%	2.69%	2.78%	5.19%	4.47%

[1]	1. Since inception May 1, 2013.